Leases (Tables)	12 Months Ended
Sep. 30, 2022
Leases
Schedule of right-of-use assets

Right-of-use assets

	Land &	IT
	buildings	equipment	Total
	$'000	$'000	$'000
Cost
At 1 October 2019	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2020	—	—	—
At 1 October 2020	—	—	—
Additions	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Additions	7,597	704	8,301
Foreign exchange on translation	(1,321)	—	(1,321)
At 30 September 2022	6,276	704	6,980
Depreciation
At 1 October 2019	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2020	—	—	—
At 1 October 2020	—	—	—
Charge	—	—	—
Foreign exchange on translation	—	—	—
At 30 September 2021	—	—	—
At 1 October 2021	—	—	—
Charge	(841)	(82)	(923)
Foreign exchange on translation	80	2	82
At 30 September 2022	(761)	(80)	(841)
Net Book Value
At 30 September 2022	5,515	624	6,139
At 30 September 2021	—	—	—
At 30 September 2020	—	—	—

Schedule of lease liability

	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Lease liabilities	1,154	—	—

Non-current liabilities
Lease liabilities	6,681	—	—
	7,835	—	—

Schedule of amounts recognised in profit or loss for leases

	2022	2021	2020
	$'000	$'000	$'000

Depreciation expense on right of use assets	923	—	—
Interest on lease liabilities	221	—	—
Expense relating to short-term leases	12	9	—

Total	1,156	9	—

Schedule of amounts recognised in cash flow statement for leases	Amounts recognised in statement of cash flows

	2022	2021	2020
	$'000	$'000	$'000

Total cash outflow for leases	(657)	—	—

Total	(657)	—	—